UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

First Investors
Special Bond Fund, Inc.

Annual Report
December 31, 2005

[Logo: "FIRST INVESTORS FINANCIAL NETWORK"]

Portfolio Managers' Letter
FIRST INVESTORS SPECIAL BOND FUND, INC.

Dear Investor:

This is the annual report for the First Investors Special Bond Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 1.7%, including dividends of 69.6 cents per share.

The two most important factors driving the Fund's performance during the year were the overall performance of the high yield market and the bankruptcy of auto parts supplier Collins & Aikman, a large position in the Fund.

After posting strong returns for the two years before 2005, the tide turned for the high yield bond sector. High yield valuations reached a point at which they were due for a correction, which took place during the past year. Compounding the correction was the poor performance of the Treasury market. Economic and credit trends generally remain favorable, but investors are worried about the credit cycle following the credit-rating downgrades of GM and Ford to high yield status and the high profile bankruptcies of Delta Air Lines, Northwest Airlines and Delphi Corporation.

The most significant negative contributor to the Fund's performance was its investment in auto parts supplier Collins & Aikman, which filed for bankruptcy. A strong performer in 2004, Collins & Aikman faced a liquidity crisis after its primary customers, GM and Ford, were downgraded to high yield. Investments in two other auto parts suppliers, Dana Corporation and Special Devices, also slipped due to general weakness in the auto sector. Also hurting performance were those companies who failed to meet expectations. Adelphia Communications traded down due to concerns that telecommunication providers might provide increased competition to the cable sector.

Aiding the Fund's performance were investments that benefited from "special situations," and the Fund's overweight allocation in the chemical and energy sectors in anticipation of continued strong cyclical results. Special situations investments included Day International, which called 25% of its preferred stock and paid nearly three years of dividends in arrears, and Media News, whose stock rose due to mergers and acquisition activity in the sector. Chemical supplier Resolution Performance Products posted strong results as the chemical cycle moved toward a peak.

FIRST INVESTORS SPECIAL BOND FUND, INC.


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Richard T. Bourke

Richard T. Bourke
Co-Portfolio Manager

/s/ Greg Miller

Greg Miller
Co-Portfolio Manager

January 31, 2006

Understanding Your Fund's Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in the Fund at the beginning of the period, July 1, 2005, and held for the entire six-month period ended December 31, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period. To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------
                                       Beginning        Ending
                                         Account       Account        Expenses Paid
                                           Value         Value        During Period
Expense Examples                         (7/1/05)    (12/31/05)    (7/1/05-12/31/05)*
-------------------------------------------------------------------------------------


Expense Examples
Actual                                 $1,000.00     $1,030.90          $5.02
Hypothetical
  (5% annual return before expenses)   $1,000.00     $1,020.27          $4.99
-------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

[BAR CHART DATA]

Consumer Staples                                     21.1%
Consumer Discretionary                               17.5%
Materials                                            15.8%
Energy                                               14.5%
Health Care                                          10.9%
Industrials                                           7.5%
U.S. Government Obligations                           5.5%
Financials                                            2.3%
Telecommunication Services                            2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value on investments.

Cumulative Performance Information
FIRST INVESTORS SPECIAL BOND FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Special Bond Fund, Inc. and the Credit Suisse High Yield Index II.


First Investors Special Bond Fund
Graph Plot Points
for the periods Ended 12/31/05

                       Special    Credit Suisse
                          Bond       High Yield
                          Fund         Index II
Dec-95                 $10,000          $10,000
Dec-96                  11,310           11,303
Dec-97                  12,547           12,683
Dec-98                  12,710           12,753
Dec-99                  13,503           13,211
Dec-00                  12,616           12,463
Dec-01                  12,614           13,231
Dec-02                  12,891           13,641
Dec-03                  16,541           17,452
Dec-04                  18,258           19,538
Dec-05                  18,568           19,980


(INSET BOX IN CHART READS:)

                    Average Annual Total Returns*
One Year                     1.69%
Five Years                   8.04%
Ten Years                    6.38%
S.E.C. 30-Day Yield          6.23%


  The graph compares a $10,000 investment in the First Investors Special Bond Fund, Inc. beginning 12/31/95 with a theoretical investment in the Credit Suisse High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/05, the Index consisted of 1,434 different issues, most of which are cash-pay, also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/05, approximately .48% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.39 years, an average duration of 4.24 years and an average coupon of 8.49%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/05.

  The returns shown do not reflect any sales charges, since the Fund sells it shares solely to First Investors Life Variable Annuity Fund A at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds in which the Fund primarily invests pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2005

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--83.5%
             Aerospace/Defense--2.1%
   $ 150M    Alliant Techsystems, Inc., 8.5%, 2011                            $   158,250        $   82
     150M    DRS Technologies, Inc., 6.875%, 2013                                 144,187            75
     100M    DynCorp International, 9.5%, 2013                                    104,500            55
-------------------------------------------------------------------------------------------------------
                                                                                  406,937           212
-------------------------------------------------------------------------------------------------------
             Automotive--6.7%
     100M    Accuride Corp., 8.5%, 2015                                            99,000            52
      75M    Asbury Automotive Group, Inc., 9%, 2012                               75,375            39
     594M    Cambridge Industries Liquidating Trust, 2007++**                       5,938             3
     250M    Cooper Standard Automotive, Inc., 8.375%, 2014                       191,250           100
     175M    Dana Corp., 9%, 2011                                                 142,625            74
     150M    Navistar International Corp., 6.25%, 2012                            135,000            70
     500M    Special Devices, Inc., 11.375%, 2008                                 384,375           200
     228M    TRW Automotive, Inc., 9.375%, 2013                                   247,950           129
-------------------------------------------------------------------------------------------------------
                                                                                1,281,513           667
-------------------------------------------------------------------------------------------------------
             Chemicals--12.8%
      15M    BCP Crystal US Holdings Corp., 9.625%, 2014                           16,763             9
     150M    Equistar Chemicals LP, 10.625%, 2011                                 165,750            86
     250M    Huntsman International, LLC, 7.375%, 2015+                           242,500           126
      67M    Huntsman, LLC, 11.625%, 2010                                          76,631            40
     100M    IMC Global, Inc., 10.875%, 2013                                      115,375            60
     300M    Innophos, Inc., 8.875%, 2014 +                                       303,750           158
             Lyondell Chemical Co.:
     350M      9.625%, 2007                                                       367,063           191
      91M      9.5%, 2008                                                          95,777            50
     200M    Millennium America, Inc., 9.25%, 2008                                216,750           113
     100M    Nell AF Sarl, 8.375%, 2015 +                                          99,500            52
     675M    Resolution Performance Products, LLC, 13.5%, 2010                    717,187           373
      50M    Tronox Worldwide, LLC, 9.5%, 2012 +                                   51,250            27
-------------------------------------------------------------------------------------------------------
                                                                                2,468,296         1,285
-------------------------------------------------------------------------------------------------------
             Consumer Non-Durables--1.8%
     100M    Broder Brothers Co., 11.25%, 2010                                     95,750            50
             Levi Strauss & Co.:
     150M      8.804%, 2012***                                                    151,875            79
     100M      9.75%, 2015                                                        104,500            54
-------------------------------------------------------------------------------------------------------
                                                                                  352,125           183
-------------------------------------------------------------------------------------------------------






-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             Energy--13.9%
   $ 250M    Belden & Blake Corp., 8.75%, 2012                                $   256,250        $  133
     300M    Bluewater Finance, Ltd., 10.25%, 2012                                324,000           169
             Chesapeake Energy Corp.:
     500M      6.375%, 2015                                                       502,500           262
     150M      6.625%, 2016                                                       152,625            79
     100M    Compagnie Generale de Geophysique, 7.5%, 2015                        104,000            54
     125M    Dresser, Inc., 9.375%, 2011                                          132,187            69
     250M    El Paso Production Holding Co., 7.75%, 2013                          260,625           136
     644M    Giant Industries, Inc., 11%, 2012                                    719,670           375
     100M    POGO Producing Co., 6.875%, 2017+                                     98,000            51
     110M    Tesoro Corp., 6.25%, 2012+                                           111,100            58
-------------------------------------------------------------------------------------------------------
                                                                                2,660,957         1,386
-------------------------------------------------------------------------------------------------------
             Financial--2.0%
     294M    Dow Jones CDX, High Yield, Trust 1,
               Series 4, 8.25%, 2010+                                             297,675           155
      88M    Targeted Return Index Securities Trust,
               7.651%, 2015+***                                                    90,368            47
-------------------------------------------------------------------------------------------------------
                                                                                  388,043           202
-------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--.9%
       9M    Land O'Lakes, Inc., 8.75%, 2011                                        9,495             5
     150M    Pilgrim's Pride Corp., 9.625%, 2011                                  160,500            84
-------------------------------------------------------------------------------------------------------
                                                                                  169,995            89
-------------------------------------------------------------------------------------------------------
             Forest Products/Containers--1.7%
     200M    Stone Container Corp., 9.75%, 2011                                   203,000           106
     130M    Tekni-Plex, Inc., 8.75%, 2013+                                       115,050            60
-------------------------------------------------------------------------------------------------------
                                                                                  318,050           166
-------------------------------------------------------------------------------------------------------
             Gaming/Leisure--6.6%
     250M    Circus & Eldorado/Silver Legacy, 10.125%, 2012                       265,625           138
     180M    Mandalay Resort Group, 6.375%, 2011                                  179,775            94
     240M    MGM Mirage, Inc., 6.625%, 2015                                       240,600           125
     300M    Park Place Entertainment Corp., 9.375%, 2007                         313,125           163
     255M    Speedway Motorsports, Inc., 6.75%, 2013                              259,463           135
-------------------------------------------------------------------------------------------------------
                                                                                1,258,588           655
-------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2005

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care--10.5%
   $ 250M    DaVita, Inc., 7.25%, 2015                                        $   254,375        $  132
     120M    Fisher Scientific International, Inc., 6.125%, 2015+                 120,600            63
             HCA, Inc.:
     165M      5.25%, 2008                                                        163,651            85
     200M      6.75%, 2013                                                        207,217           108
     150M    Insight Health Services Corp., 9.875%, 2011                          114,000            59
     150M    MedQuest, Inc., 11.875%, 2012                                        145,500            76
      75M    Quintiles Transnational Corp., 10%, 2013                              84,000            44
     250M    Sybron Dental Specialties, Inc., 8.125%, 2012                        263,750           137
     550M    Tenet Healthcare Corp., 6.375%, 2011                                 504,625           263
     150M    Triad Hospitals, Inc., 7%, 2013                                      151,125            79
-------------------------------------------------------------------------------------------------------
                                                                                2,008,843         1,046
-------------------------------------------------------------------------------------------------------
             Housing--1.5%
     140M    Beazer Homes USA, Inc., 6.875%, 2015                                 134,925            70
     150M    Builders FirstSource, Inc., 8.59%, 2012***                           153,375            80
-------------------------------------------------------------------------------------------------------
                                                                                  288,300           150
-------------------------------------------------------------------------------------------------------
             Information Technology--.0%
     150M    Exodus Communications, Inc., 10.75%, 2009++**                             94            --
-------------------------------------------------------------------------------------------------------
             Investment/Finance Companies--.1%
      71M    Finova Group, Inc., 7.5%, 2009                                        25,294            13
-------------------------------------------------------------------------------------------------------
             Manufacturing--.8%
     200M    Wolverine Tube, Inc., 7.375%, 2008+                                  150,500            78
-------------------------------------------------------------------------------------------------------
             Media-Broadcasting--3.3%
     280M    Clear Channel Communications, Inc., 5.5%, 2014                       268,383           140
     150M    Sinclair Broadcasting Group, Inc., 8.75%, 2011                       158,625            82
             Young Broadcasting, Inc.:
     136M      10%, 2011                                                          128,010            67
     100M      8.75%, 2014                                                         88,625            46
-------------------------------------------------------------------------------------------------------
                                                                                  643,643           335
-------------------------------------------------------------------------------------------------------
             Media-Cable TV--8.0%
     355M    Adelphia Communications Corp., 10.25%, 2011++                        214,775           112
     135M    Atlantic Broadband Finance, LLC, 9.375%, 2014                        121,163            63
     200M    Cablevision Systems Corp., 8%, 2012                                  188,000            98
     500M    Charter Communications Holdings, LLC, 10%, 2009                      375,000           196
-------------------------------------------------------------------------------------------------------






-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             Media-Cable TV (continued)
   $ 125M    CSC Holdings, Inc., 8.125%, 2009                                 $   126,875        $   66
     310M    Echostar DBS Corp., 6.375%, 2011                                     299,925           156
     200M    Quebecor Media, Inc., 11.125%, 2011                                  217,500           113
-------------------------------------------------------------------------------------------------------
                                                                                1,543,238           804
-------------------------------------------------------------------------------------------------------
             Media-Diversified--4.3%
     300M    Cenveo, Inc., 7.875%, 2013                                           291,000           152
             MediaNews Group, Inc.:
      75M      6.875%, 2013                                                        72,094            38
      50M      6.375%, 2014                                                        46,375            24
             Six Flags, Inc.:
     150M      8.875%, 2010                                                       147,000            77
      50M      9.625%, 2014                                                        48,875            25
     200M    Universal City Development Partners, Ltd.,
               11.75%, 2010                                                       225,250           117
-------------------------------------------------------------------------------------------------------
                                                                                  830,594           433
-------------------------------------------------------------------------------------------------------
             Metals/Mining--.6%
      50M    Metals USA, Inc., 11.125%, 2015+                                      51,500            27
      60M    Russell Metals, Inc., 6.375%, 2014                                    58,500            30
-------------------------------------------------------------------------------------------------------
                                                                                  110,000            57
-------------------------------------------------------------------------------------------------------
             Retail-General Merchandise--1.5%
     100M    GSC Holdings Corp., 8%, 2012+                                         94,500            49
     200M    Neiman Marcus Group, Inc., 10.375%, 2015+                            204,250           107
-------------------------------------------------------------------------------------------------------
                                                                                  298,750           156
-------------------------------------------------------------------------------------------------------
             Services--2.8%
             Allied Waste NA, Inc.:
     150M      5.75%, 2011                                                        142,875            74
     300M      7.375%, 2014                                                       293,250           153
     100M    Hydrochem Industrial Services, Inc., 9.25%, 2013+                     96,500            50
-------------------------------------------------------------------------------------------------------
                                                                                  532,625           277
-------------------------------------------------------------------------------------------------------
             Telecommunications--.0%
     600M    ICG Services, Inc., 10%, 2008++**                                        375            --
     400M    XO Communications, Inc., 9%, 2008++**                                    250            --
-------------------------------------------------------------------------------------------------------
                                                                                      625            --
-------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2005

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
 Principal                                                                                     For Each
    Amount                                                                                   $10,000 of
 or Shares   Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             Transportation--.2%
   $  29M    American Commercial Lines, 9.5%, 2015                            $    31,465        $   16
-------------------------------------------------------------------------------------------------------
             Utilities--.0%
     125M    AES Drax Energy, Ltd., 11.5%, 2010 ++                                    281            --
       1M    NRG Energy, Inc., 8%, 2013                                             1,120             1
-------------------------------------------------------------------------------------------------------
                                                                                    1,401             1
-------------------------------------------------------------------------------------------------------
             Wireless Communications--1.4%
     100M    Rogers Wireless, Inc., 6.375%, 2014                                  100,750            53
     230M    Triton Communications, LLC, 9.375%, 2011                             169,050            88
-------------------------------------------------------------------------------------------------------
                                                                                  269,800           141
-------------------------------------------------------------------------------------------------------
             Total Value of Corporate Bonds (cost $17,396,643)                 16,039,676         8,352
-------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--5.3%
   1,000M    U.S. Treasury Notes, 7%, 2006 (cost $1,007,037)                    1,013,555           528
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.9%
             Food/Drug--.5%
   5,500     Ingles Markets, Inc.                                                  86,075            45
-------------------------------------------------------------------------------------------------------
             Media-Diversified--1.8%
   1,500   * MediaNews Group, Inc. - Class "A"**                                  337,500           176
-------------------------------------------------------------------------------------------------------
             Telecommunications--.6%
   5,188   * RCN Corporation                                                      121,659            63
     500   * RCN Corporation**                                                          5            --
     230   * Viatel Holding (Bermuda), Ltd.**                                           7            --
   1,571   * World Access, Inc.                                                         1            --
-------------------------------------------------------------------------------------------------------
                                                                                  121,672            63
-------------------------------------------------------------------------------------------------------
             Total Value of Common Stocks (cost $305,505)                         545,247           284
-------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--1.3%
             Manufacturing
     278     Day International Group, Inc., 12.25%,
               2010, PIK (cost $264,265)                                          253,721           132
-------------------------------------------------------------------------------------------------------






-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Warrants or                                                                                    For Each
  Principal                                                                                   $10,000 of
     Amount  Security                                                               Value    Net Assets
-------------------------------------------------------------------------------------------------------
             WARRANTS--.0%
             Telecommunications
     250     GT Group Telecom, Inc. (expiring 2/1/10)**
               (cost $22,587)                                                  $       --        $   --
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--2.6%
   $ 500M    General Electric Capital Corp., 4.26%, 1/19/06
               (cost $498,875)                                                    498,875           260
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,494,912)                         95.6%    18,351,074         9,556
Other Assets, Less Liabilities                                         4.4        851,756           444
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $19,202,830       $10,000
=======================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on December 31, 2005.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $19,494,912) (Note 1A)                                      $18,351,074
Cash                                                                             557,535
Interest receivable                                                              360,159
Other assets                                                                       4,728
                                                                             -----------
Total Assets                                                                  19,273,496
                                                                             -----------
Liabilities
Payable for shares redeemed                                                       37,736
Accrued advisory fee                                                              11,700
Accrued expenses                                                                  21,230
                                                                             -----------
Total Liabilities                                                                 70,666
                                                                             -----------
Net Assets                                                                   $19,202,830
                                                                             ===========
Net Assets Consist of:
Capital paid in                                                              $27,435,978
Accumulated net investment income                                                 41,827
Accumulated net realized loss on investment transactions                      (7,131,137)
Net unrealized depreciation in value of investments                           (1,143,838)
                                                                             -----------
Total                                                                        $19,202,830
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price Per Share
($19,202,830 divided by 2,145,598 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                             $8.95
                                                                                   =====

See notes to financial statements



Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Year Ended December 31, 2005

-----------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                   $1,661,330
Dividend                                                                      143,894
                                                                          -----------
Total income                                                                               $1,805,224

Expenses (Notes 1 and 4):
Advisory fee                                                                  149,744
Professional fees                                                              24,793
Reports to shareholders                                                         4,710
Custodian fees                                                                  3,827
Directors' fees                                                                   790
Registration fees                                                                 775
Other expenses                                                                  9,634
                                                                          -----------
Total expenses                                                                194,273
Less - Expenses paid indirectly                                                (3,823)
                                                                          -----------
Net expenses                                                                                  190,450
                                                                                          -----------
Net investment income                                                                       1,614,774

Realized and Unrealized Gain (Loss)
on Investments (Note 3):

Net realized loss on investments                                             (209,198)
Net unrealized depreciation of investments                                 (1,104,523)
                                                                          -----------
Net loss on investments                                                                    (1,313,721)
                                                                                          -----------
Net Increase in Net Assets Resulting
from Operations                                                                              $301,053
                                                                                          ===========

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

-----------------------------------------------------------------------------------------------------
Year Ended December 31                                                     2005                  2004
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                               $ 1,614,774           $ 1,666,646
Net realized loss on investments                                       (209,198)             (177,959)
Net unrealized appreciation (depreciation)
of investments                                                       (1,104,523)              640,583
                                                                    -----------           -----------
Net  increase in net assets resulting from operations                   301,053             2,129,270
                                                                    -----------           -----------
Dividends to Shareholders
Net investment income                                                (1,534,143)           (1,654,866)
                                                                    -----------           -----------
Capital Share Transactions *
Proceeds from shares sold                                               505,525                36,063
Reinvestment of dividends                                             1,534,143             1,654,866
Cost of shares redeemed                                              (3,088,225)           (2,868,518)
                                                                    -----------           -----------
Net decrease in net assets resulting
from share transactions                                              (1,048,557)           (1,177,589)
                                                                    -----------           -----------
Net decrease in net assets                                           (2,281,647)             (703,185)
Net Assets
Beginning of year                                                    21,484,477            22,187,662
                                                                    -----------           -----------
End of the year (including accumulated
net investment income (deficit)
of $41,827 and ($38,804), respectively)                             $19,202,830           $21,484,477
                                                                    ===========           ===========
*Capital Shares Issued and Redeemed
Sold                                                                     54,058                 3,877
Issued for dividends reinvested                                         170,080               177,306
Redeemed                                                               (340,301)             (307,493)
                                                                    -----------           -----------
Net decrease in capital shares                                         (116,163)             (126,310)
                                                                    ===========           ===========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2005


1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over the counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At December 31, 2005, the Fund held eight securities that were fair valued by its Valuation Committee with an aggregate value of $344,169 representing 1.8% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. As of December 31, 2005, the Fund had capital loss carryovers of $7,075,630 of which, $636,995 expires in 2007, $365,853 expires in 2008,
$1,284,606 expires in 2009, $2,764,915 expires in 2010, $1,656,953 expires in 2011, $212,617 expires in 2012 and $153,691 expires in 2013.

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid quarterly and distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005


D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. For the year ended December 31, 2005, The Bank of New York, the custodian of the Fund, has provided total credits in the amount of $3,743 against custodian charges based on the uninvested cash balances of the Fund. The Fund also reduced expenses through brokerage service arrangements. For the year ended December 31, 2005, the Fund expenses were reduced by $80 under these arrangements.

2. Capital--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2005, purchases and sales of securities, other than short-term U.S. Government obligations and short-term corporate notes, aggregated $5,353,897 and $7,500,736, respectively.

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $19,594,472. Accumulated net unrealized depreciation on investments was $1,243,398, consisting of $632,281 gross unrealized appreciation and $1,875,679 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and its transfer agent, Administrative Data Management Corp. (ADM). Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the year ended December 31, 2005, total directors fees accrued by the Fund amounted to $790.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's

FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005


average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2005, the Fund held fifteen 144A securities with an aggregate value of $2,127,043 representing 11.1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. High Yield Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Tax Components of Capital and Distribution to Shareholders--Distributions to shareholders on a tax basis during the years ended December 31, 2005 and December 31, 2004, were $1,534,143 and $1,654,866, respectively, and consisted entirely of ordinary income.

As of December 31, 2005, the components of distributable earnings (deficit) on a tax basis were as follows:

                       Accumulated                              Total
     Undistributed         Capital                      Distributable
          Ordinary            Loss        Unrealized         Earnings
            Income       Carryover      Depreciation         (Deficit)
          --------     -----------      ------------    -------------
          $154,231     ($7,075,630)     ($1,243,398)      ($8,164,797)

Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premiums and discounts.

8. Fund Reorganization--The shareholders of the Fund approved an Agreement and Plan of Conversion and Termination pursuant to which the Fund would be reorganized into a series of the First Investors Life Series Funds, a newly-established Delaware statutory trust (the "Reorganization"). As part of the Reorganization, the investment objective of the Fund will be classified as non-fundamental, which means the Board of Trustees may change the objective of the Fund without shareholder approval. It is expected that the Reorganization will take effect after the close of business on or about April 28, 2006, although the date may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

---------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31
                                   ----------------------------------------------------------------------------
                                           2005            2004            2003            2002            2001
                                   ------------    ------------    ------------    ------------    ------------
Per Share Data
--------------
Net Asset Value,
Beginning of Year                        $ 9.50          $ 9.29          $ 7.90          $ 8.53          $ 9.47
                                   ------------    ------------    ------------    ------------    ------------
Investment Operations:
Net investment income                       .73             .73             .76             .80             .90
Net realized and
unrealized gain (loss)
on investments                             (.58)            .20            1.41            (.62)           (.90)
                                   ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                  .15             .93            2.17             .18              --
                                   ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                       .70             .72             .78             .81             .94
                                   ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Year             $ 8.95          $ 9.50          $ 9.29          $ 7.90          $ 8.53
                                   ============    ============    ============    ============    ============
Total Return +                            1.69%          10.38%          28.31%           2.20%           (.01%)
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Year
(in thousands)                          $19,203         $21,484         $22,188         $19,457         $22,058

Ratio to Average Net Assets:
Expenses                                   .97%            .93%            .93%            .93%            .90%
Net Investment Income                     8.05%           7.79%           8.84%           9.77%           9.80%

Portfolio Turnover Rate                     28%             31%             23%             18%             35%

+ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


See notes to financial statements



Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Investors Special Bond Fund, Inc. as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                 Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 2, 2006


FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers*

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                                   DISINTERESTED DIRECTORS

Robert M. Grohol  1932        Director             None/Retired             49                None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922             Director             None/Retired             49                None
c/o First Investors           since 3/31/84+
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921     Director             None/Retired             49                None
c/o First Investors           since 9/20/79+
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932        Director             Owner                    49                None
c/o First Investors           since 1/19/95        Hampton
Management Company, Inc.                           Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929     Director             None/Retired             49                None
c/o First Investors           since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005


  * Each Director serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested director because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested director because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.

  + Mr. Reed and Mr. Rubinstein retired effective December 31, 2005.

    Charles R. Barton, III, Stefan L. Geiringer, and Arthur M. Scutro, Jr., were elected by shareholders as Directors effective January 1, 2006.






                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                                 INTERESTED DIRECTORS**

Kathryn S. Head  1955         Director             Chairman, President      49                None
c/o First Investors           since 3/17/94        and Director of
Management Company, Inc.                           First Investors
Raritan Plaza I               President            Consolidated
Edison, NJ 08837              since 11/15/01       Corporation;
                                                   First Investors
                              Chairman             Management
                              since 1/1/05         Company, Inc.;
                                                   Administrative Data
                                                   Management Corp.;
                                                   Chairman and
                                                   Director of
                                                   First Investors
                                                   Corporation;
                                                   First Investors
                                                   Federal Savings
                                                   Bank; School
                                                   Financial
                                                   Management
                                                   Services, Inc.;
                                                   and other affiliated
                                                   companies***

John T. Sullivan  1932        Director             Director of              49                None
c/o First Investors           since 9/20/79        First Investors
Management Company, Inc.                           Corporation,
95 Wall Street                                     First Investors
                                                   Consolidated
                                                   Corporation,
                                                   First Investors
                                                   Management
                                                   Company, Inc.,
                                                   Administrative Data
                                                   Management Corp.,
                                                   and other affiliated
                                                   companies***





FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers* (continued)

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                               OFFICER(S) WHO ARE NOT DIRECTORS

Joseph I. Benedek  1957       Treasurer            Treasurer                49                None
c/o First Investors           since 1988           and Principal
Management Company, Inc.                           Accounting Officer
Raritan Plaza I
Edison, NJ 08837

Larry R. Lavoie  1947         Chief Compliance     General Counsel          49                None
c/o First Investors           Officer since        of First Investors
Management Company, Inc.      8/19/04              Corporation
95 Wall Street                                     and its affiliates
New York, NY 10005
                                                   Director
                                                   from 9/17/98
                                                   to 8/18/04


FIRST INVESTORS SPECIAL BOND FUND, INC.

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, DC 20006

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to its portfolio securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

As of December 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2005, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from any provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).


Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

				 Fiscal Year Ended
				 December 31,
				 -----------------
				   2005        2004
				   ----	       ----
(a) Audit Fees			$15,500	   $14,900

(b) Audit-Related Fees		$     0	   $     0

(c) Tax Fees			$ 2,600    $ 2,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		$     0	   $   	 0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2005 and 2004 were $68,000 and $66,500, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrant

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 10, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 10, 2006